Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share Based Compensation Tables [Abstract]
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions Table Text Block
	December 31,
	2011	2010	2009
Expected volatility	31%	38%	66%
Expected annual dividend yield	0%	0%	0%
Expected option term (years)	6	6	6
Risk-free interest rate	2.65%	2.86%	2.01%

Schedule Of Share Based Compensation Summary Of Financial Statement Components Stock Options [Text Block]
	December 31,
	2011	2010	2009

	(in millions)
Pre-tax compensation expense	$7	$9	$10
Tax benefit	(2)	(2)	(3)
Stock options expense, net of tax	$5	$7	$7
Total intrinsic value of options exercised	$8	$2	$3
Total fair value of options vested	7	11	13
Cash received from the exercise of stock options	4	2	6

Schedule Of Share Based Compensation Stock Options Activity Table Text Block
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	20,482	$16.04
Exercised	(958)	4.21
Forfeited and expired	(11,197)	17.72
Granted	1,131	12.60
Outstanding at December 31, 2011	9,458	$13.82	4.8	$17
Vested and expected to vest at December 31, 2011	9,379	$13.84	4.7	$16
Eligible for exercise at December 31, 2011	7,385	$14.58	4.1	$14

Schedule Of Share Based Compensation Summary Of Financial Statement Components Restricted Stock Units Without Market Conditions [Text Block]
	December 31,
	2011	2010	2009

	(in millions)
RSU expense before income tax	$11	$11	$11
Tax benefit	(3)	(2)	(3)
RSU expense, net of tax	$8	$9	$8
Total value of RSUs converted(1)	$5	$5	$7
Total fair value of RSUs vested	$10	$12	$12

Schedule Of Share Based Compensation Restricted Stock Units Without Market Conditions Activity Table [Text Block]
	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2010	2,167	$10.20
Vested	(982)	10.91
Forfeited and expired	(395)	12.16
Granted	1,565	12.65
Nonvested at December 31, 2011	2,355	$11.40	1.6
Vested at December 31, 2011	2,620	$13.97
Vested and expected to vest at December 31, 2011	4,788	$12.77

Schedule Of Share Based Compensation Restricted Stock Units Without Market Condition Vested And Converted Table [Text Block]
	December 31,
	2011	2010	2009

RSUs vested during the year	982	929	619
RSUs converted during the year(1)	442	386	772

Schedule Of Share Based Compensation Summary Of Financial Statement Components Restricted Stock Units With Market Conditions [Text Block]
	December 31,
	2011	2010	2009

	(in millions)
RSU expense before income tax	$5	$4	$4
Tax benefit	(1)	(1)	(1)
RSU expense, net of tax	$4	$3	$3
Total value of RSUs converted(1)	$-	$3	$4
Total fair value of RSUs vested(2)	$-	$-	$-

Schedule Of Share Based Compensation Restricted Stock Units With Market Conditions Activity Table [Text Block]
	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2010	1,283	$9.80
Vested	-	-
Forfeited and expired	(693)	13.94
Granted	767	15.28
Nonvested at December 31, 2011	1,357	$10.78	1.1
Vested at December 31, 2011	-	$-
Vested and expected to vest at December 31, 2011	1,268	$10.55

Schedule Of Share Based Compensation Restricted Stock Units With Market Condition Vested And Converted Table [Text Block]
	December 31,
	2011	2010	2009

RSUs vested during the year	-	-	-
RSUs converted during the year(1)	-	245	410